Shareholder Report, Holdings (Details)	May 31, 2025
C000101831 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000101831 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000101831 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101831 [Member] | Lundin Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101831 [Member] | Aya Gold And Silver Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000101831 [Member] | Wesdome Gold Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000101831 [Member] | Catalyst Metals Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101831 [Member] | Jaguar Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101831 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101831 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101831 [Member] | Intermediate Mid Tier Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000101831 [Member] | Major Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000101831 [Member] | Junior Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000101831 [Member] | Exploration and Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000101831 [Member] | Royalty Streaming Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101831 [Member] | Primary Silver Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000101831 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101831 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000101831 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101831 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000101831 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101831 [Member] | VIRGIN ISLANDS, BRITISH
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101831 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014470 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014470 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014470 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014470 [Member] | Lundin Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014470 [Member] | Aya Gold And Silver Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014470 [Member] | Wesdome Gold Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014470 [Member] | Catalyst Metals Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014470 [Member] | Jaguar Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014470 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014470 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014470 [Member] | Intermediate Mid Tier Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000014470 [Member] | Major Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000014470 [Member] | Junior Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000014470 [Member] | Exploration and Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000014470 [Member] | Royalty Streaming Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014470 [Member] | Primary Silver Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014470 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014470 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000014470 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014470 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000014470 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014470 [Member] | VIRGIN ISLANDS, BRITISH
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014470 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%